UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3150

                                 BMC Fund, Inc.
                                800 Golfview Park
                                Lenoir, NC 28645
               (Address of principal executive offices) (Zip code)

                                   Carol Frye
                                800 Golfview Park
                                  P. O. Box 500
                                Lenoir, NC 28645
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 828-758-6100

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
July 31, 2004
================================================================================

                                                             Coupon                                                  Percent
                                                            Interest     Maturity       Maturity        Market       of Net
Debt Issuer                                                   Rate         Date           Value         Value         Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP(1)                                         7.875%      3/1/2004    $ 1,000,000    $   460,000
ALBERTSONS INC                                                6.550%      8/1/2004        150,000       150,000
CATERPILLAR FINL SVCS CORP                                    6.875%      8/1/2004        200,000       200,000
DUKE CAP CORP                                                 7.250%     10/1/2004        400,000       403,178
DU PONT E I DE NEMOURS & C                                    6.750%    10/15/2004        200,000       201,966
ELECTRONIC DATA SYS CORP                                      6.850%    10/15/2004        200,000       201,334
TARGET CORP                                                   7.500%     2/15/2005        200,000       205,412
UNITED DOMINION RLTY TR MT                                    7.730%      4/5/2005      1,000,000     1,033,893
RITE AID CORP                                                 7.625%     4/15/2005      1,000,000     1,022,500
NATIONAL CITY CORP                                            7.200%     5/15/2005        200,000       207,584
RYDER SYS INC                                                 6.500%     5/15/2005        725,000       746,061
CBS CORP                                                      7.150%     5/20/2005        300,000       310,981
PHILLIPS PETE CO                                              8.500%     5/25/2005         50,000        52,482
COX COMMUNICATIONS INC NEW                                    6.875%     6/15/2005        300,000       310,215
ENRON CORP1                                                   6.750%      7/1/2005        300,000             -
SPRINT CAP CORP                                               7.125%     1/30/2006         80,000        84,611
FORD MOTOR CR CO                                              6.875%      2/1/2006         95,000        99,669
PAINE WEBBER GROUP INC                                        6.750%      2/1/2006        800,000       850,050
PHILIP MORRIS COS INC                                         6.375%      2/1/2006      1,000,000     1,037,798
PROGRESS ENERGY INC                                           6.750%      3/1/2006        100,000       105,183
FEDERAL RLTY INVT TR MTN                                      6.990%     3/10/2006        500,000       529,802
KEYCORP NEW                                                   7.500%     6/15/2006        500,000       540,555
SEAGRAM LTD                                                   8.350%    11/15/2006        590,000       627,828
NORFOLK SOUTHERN CORP                                         7.350%     5/15/2007        150,000       164,370
TELUS CORP                                                    7.500%      6/1/2007         60,000        65,492
OWENS CORNING(1)                                              7.700%      5/1/2008        660,000       287,100
                                                                                      -----------    ----------

TOTAL INVESTMENTS IN
 CORPORATE BONDS AND GOVERNMENT AGENCIES                                              $10,760,000    $9,898,064        6.61%
                                                                                      ===========    ----------

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2004
================================================================================

                                                                                   Percent
                                        Shares                       Market        of Net
Company Name                             Held          Cost           Value        Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO            175,000.00   $  971,466      $1,027,250
FEDERATED ADJ RATE SEC INS             21,194.72      204,104         202,410
ING PRIME RATE TR SH BEN I            164,600.00    1,159,732       1,306,924
NORTHEAST INVS TR SH BEN I             33,738.19      250,000         256,073
TEMPLETON GLOBAL INCM COM             125,500.00      959,841       1,037,885
TIAA CREF MUT FD HIGH YLD              52,966.10      500,000         484,110
VAN KAMPEN SR INCM TR COM             158,000.00    1,185,836       1,396,720
VANGUARD FXD INC SECS HI Y             40,916.53      250,000         255,319
                                                   ----------      ----------
   TOTAL BOND MUTUAL FUNDS                         $5,480,979      $5,966,691        3.98%
                                                   ----------      ----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2004
================================================================================

                                                                                                               Percent
                                                             Shares                             Market         of Net
Company Name                                                  Held             Cost              Value         Assets
MUTUAL FUNDS:

STOCK MUTUAL FUNDS
ABERDEEN AUSTRALIA EQT COM                                   98,100.00       $ 611,441        $ 844,641
AMERICAN CENTURY FUNDS GLO                                   24,750.99         277,327          254,440
ARBITRAGE FDS SHS                                            14,788.17         185,000          178,345
ARIEL GROWTH FD CALV ARIEL                                    3,632.90         145,448          155,743
BLDRS INDEX FDS TR ASIA 50                                    4,000.00         244,960          251,480
BLDRS INDEX FDS TR EMER MK                                    4,000.00         271,595          266,320
BRANDYWINE FD INC COM                                        10,053.62         225,000          233,143
CITIGROUP INVTS LN FD COM                                     5,000.00          70,000           72,600
CORNERCAP SMALL CAP VALUE                                    39,782.98         427,671          565,714
DIAMONDS TR UNIT SER 1                                          600.00          51,126           61,050
DODGE & COX STK FD COM                                        1,569.95         164,147          182,146
FPA FUNDS TR FPA CRESCENT                                    10,957.16         194,065          245,769
GERMANY FD INC COM                                           12,072.00          89,697           79,554
GLADSTONE CAPITAL CORP COM                                    6,000.00         123,299          124,380
GMO TR FOREIGN II                                            63,902.32         661,348          831,369
GMO TR INTL INT VL II                                        19,384.40         362,935          469,103
GMO TR REIT FD CL III                                        46,391.94         521,798          668,044
GMO TR SML CP VAL III                                        22,484.36         288,169          243,506
GMO TR VALUE III                                             33,419.15         254,197          307,122
HANCOCK J PATRIOT SLCT COM                                   10,000.00         152,050          140,600
HARRIS ASSOC INVT TR OAKMA                                    2,715.45         100,302          103,812
ICON FDS INFO TECHNOLOGY                                     19,501.63         180,000          147,822
INDIA FD INC COM                                              3,000.00          57,440           67,140
ISHARES INC MSCI AUSTRALIA                                   10,000.00         133,000          132,400
ISHARES INC MSCI HONG KONG                                   10,000.00         101,260          101,400
ISHARES INC MSCI JAPAN                                       28,000.00         267,980          275,520
ISHARES INC MSCI SINGAPORE                                   15,000.00          93,840           94,500
ISHARES TR DJ CON NON CYCL                                    4,000.00         187,140          194,880
ISHARES TR DJ US HEALTHCR                                     3,000.00         167,860          166,380
ISHARES TR DJ US UTILS                                        2,000.00         102,740          118,420
ISHARES TR MSCI EAFE IDX                                      4,200.00         520,186          574,980
ISHARES TR MSCI EMERG MKT                                     3,000.00         393,810          467,250
ISHARES TR RUSL 2000 VALU                                     2,500.00         270,675          410,250
ISHARES TR RUSSELL 2000                                       1,000.00          88,420          110,000
ISHARES TR S&P MIDCAP 400                                     1,450.00         144,286          167,968
ISHARES TR S&P MIDCP GROW                                     2,000.00         216,050          237,300
MALAYSIA FD INC COM                                          10,000.00          61,039           49,500
MATTHEWS INTL FDS ASIAN GR                                   19,058.00         250,000          270,433
MERGER FD SH BEN INT                                          6,922.01         101,383          103,969
MERIDIAN FD INC VALUE FD                                      4,504.73         148,000          173,027
MEXICO FD INC COM                                            22,226.00         396,399          432,296

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2004
================================================================================

                                                                                                               Percent
                                                             Shares                             Market         of Net
Company Name                                                  Held             Cost              Value         Assets
MUTUAL FUNDS:

MORGAN S D WITTR ASIA COM                                    46,000.00         454,110          491,740
NASDAQ 100 TR UNIT SER 1                                     37,700.00       1,242,750        1,315,353
NEW IRELAND FUND INC                                         15,000.00         159,440          239,100
OIL SVC HOLDRS TR DEPOSTRY                                    3,500.00         204,925          261,730
OPPENHEIMER GOLD&SPL SH BE                                    9,856.63         165,000          163,620
PBHG FDS INC MID CAP VAL                                     11,461.14         172,000          195,756
PHARMACEUTICAL HLDR TR DEP                                    3,500.00         302,000          259,140
REGIONAL BK HOLDRS TR DEPO                                    1,400.00         163,553          180,796
ROWE T PRICE CAP APPRE SH                                    10,519.70         155,179          191,459
ROWE T PRICE INTL FDS NEW                                    14,666.67         110,000          117,333
ROYCE FD TOTAL RETURN                                        24,913.68         239,092          272,306
ROYCE VALUE TR INC COM                                          387.00           6,641            6,707
SECTOR SPDR TR SBI INT-ENE                                   10,000.00         288,600          324,500
SECTOR SPDR TR SBI INT-TEC                                    5,000.00          78,650           97,200
SECTOR SPDR TR SBI INT-UTI                                   11,000.00         264,940          265,320
SELECTED AMERN SHS INC COM                                    5,108.99         150,000          171,202
SEMICONDUCTOR HLDRS TR DEP                                    9,000.00         242,400          296,100
SPAIN FD COM                                                 25,200.00         214,302          262,080
SPDR TR UNIT SER 1                                           13,350.00       1,461,438        1,479,714
SWISS HELVETIA FD INC COM                                    24,246.00         274,783          312,531
TAIWAN FD INC COM                                            10,000.00          82,878          102,400
TEMPLETON DRAGON FD COM                                      37,000.00         405,009          519,850
TWEEDY BROWNE FD INC GLOBA                                    7,824.63         153,541          168,230
VANGUARD HORIZON FD CAP OP                                    4,472.38         100,058          118,742
VANGUARD HORIZON FD STRATE                                    6,935.60         106,714          131,360
VANGUARD INDEX TR SML CP V                                   10,224.95         100,000          122,495
VANGUARD SPECIALIZED PRECI                                   30,387.65         379,950          429,985
VANGUARD SPECIALIZED REIT                                    10,131.48         131,600          159,165
VANGUARD WHITEHALL FDS SEL                                    9,844.33         142,314          156,229
VANGUARD WORLD FD INTL GR                                     6,007.50         253,811          309,567
WASATCH ADVISORS FDS CORE                                     6,206.11         210,777          233,970
WASATCH ADVISORS FDS MICRO                                   24,525.00         147,000          173,392
                                                                          ------------     ------------
   TOTAL STOCK MUTUAL FUNDS                                                 17,866,538       20,103,388        13.42%
                                                                          ------------     ------------

TOTAL INVESTMENTS IN MUTUAL FUNDS                                         $ 23,347,517     $ 26,070,079        17.40%
                                                                          ============     ------------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                 Market         Percent of
Company Name                                     Cost             Value         Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BTOP50 CTA INDEX FUND, L.P                   $ 6,000,000      $ 5,676,154
INSTITUTIONAL BENCHMARKS SERIES LLC:
 -CONVERTIBLE HEDGE SERIES                     2,420,000        2,781,750
 -DISTRESSED SECURITIES SERIES                 3,100,000        3,682,058
 -EQUITY MARKET NEUTRAL SERIES                 1,500,000        1,331,564
 -EVENT DRIVEN MULTI-STRATEGY SERIES           2,880,000        3,197,047
 -MERGER ARBITRAGE SERIES                      2,100,000        2,209,431
JMG CAPITAL PARTNERS LP                        1,000,000        2,362,233
LMC COMPASS FUND LP                            1,000,000          994,477
MARINER PARTNERS, LP                             750,000        1,278,670
STARK INVESTMENTS LP                           1,000,000        2,111,856
WALNUT INVESTMENT PARTNERS LP                    191,525          154,670
                                             -----------      -----------
                                              21,941,525       25,779,910          17.21%
                                             -----------      -----------

OTHER INVESTMENTS:
"SERVES" CERTIFICATES - BANK OF AMERICA          500,000          445,000           0.30%
                                             -----------      -----------          -----

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS                         97,333            9,733
PIEDMONT VENTURE PARTNERS II                     239,864           23,986
                                             -----------      -----------
                                                 337,197           33,719           0.02%
                                             -----------      -----------          -----

TOTAL OTHER INVESTMENTS                      $22,778,722      $26,258,629          17.53%
                                             ===========      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories                     ABERCROMBIE & FITCH CO CL           2,500         79,435          85,950
                                          CHICOS FAS INC COM                  2,700        114,705         112,749
                                                                                         ---------       ---------
                                                                                           194,140         198,699
                                                                                         ---------       ---------

Auto Parts & Equipment                    ARVINMERITOR INC COM               20,000        400,336         397,400
                                          AUTOZONE INC COM                    4,000        351,529         302,800
                                          DELPHI AUTO SYS CORP COM           56,300        494,537         535,413
                                                                                         ---------       ---------
                                                                                         1,246,402       1,235,613
                                                                                         ---------       ---------

Broadcasting & Cable TV                   LIBERTY MEDIA CORP NEW COM         13,000        123,051         110,240
                                          LIBERTY MEDIA INTL INC COM            480         15,590          14,966
                                          XM SATELLITE RADIO HLD CL           6,000        151,027         151,820
                                                                                         ---------       ---------
                                                                                           289,668         277,026
                                                                                         ---------       ---------

Casinos & Gaming                          GTECH HLDGS CORP COM                3,000        158,295         126,660
                                          INTERNATIONAL GAME TEC COM          2,500        109,676          80,725
                                          MULTIMEDIA GAMES INC COM              800         19,025          15,128
                                          SHUFFLE MASTER INC COM              2,500         79,161          79,325
                                                                                         ---------       ---------
                                                                                           366,157         301,838
                                                                                         ---------       ---------

Department Stores                         SEARS ROEBUCK & CO COM              8,100        287,314         297,108
                                                                                         ---------       ---------

Homebuilding                              HOVNANIAN ENTERPRISES CL A          5,000        215,382         154,650
                                          M D C HLDGS INC COM                 4,500        278,140         284,825
                                          PULTE HOMES INC COM                 5,000        209,623         268,525
                                                                                         ---------       ---------
                                                                                           703,145         708,000
                                                                                         ---------       ---------

Home Improvement Retail                   LOWES COS INC COM                   2,500        145,680         120,800
                                                                                         ---------       ---------

Household Appliances                      RENT A CTR INC NEW COM              2,000         64,272          58,180
                                                                                         ---------       ---------

Housewares & Specialties                  WATERFORD WEDGEWOOD                49,800        178,714          93,126
                                                                                         ---------       ---------

Leisure Products                          HEAD N V NY REGISTRY SH           150,600        378,412         463,848
                                                                                         ---------       ---------

Restaurants                               CBRL GROUP INC COM                  3,000        109,484          99,660
                                          MCDONALDS CORP COM                 25,300        574,905         695,750
                                                                                         ---------       ---------
                                                                                           684,389         795,410
 TOTAL CONSUMER DISCRETIONARY
                                                                                         4,538,293       4,549,648       3.04%
                                                                                         ---------       ---------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:

CONSUMER STAPLES
Agricultural Products                     CONAGRA FOODS INC COM              30,000        678,370         780,000
                                                                                         ---------       ---------

Drug: Retail                              CVS CORP COM                        3,000         85,800         125,610
                                                                                         ---------       ---------

Food: Retail                              ALBERTSONS INC COM                 27,400        696,791         668,286
                                          KONINKLIJKE AHOLD N V SPON         25,968        472,808         196,318
                                                                                         ---------       ---------
                                                                                         1,169,599         864,604
                                                                                         ---------       ---------

Food Distributors                         GENERAL MLS INC COM                 3,000        135,178         134,700
                                          NESTLE S A SPONSORED ADR           12,300        201,834         785,965
                                                                                         ---------       ---------
                                                                                           337,012         920,665
                                                                                         ---------       ---------

Household Products                        FORTUNE BRANDS INC COM              2,500        183,340         180,200
                                          LANCASTER COLONY CORP COM           3,000        122,650         120,840
                                                                                         ---------       ---------
                                                                                           305,990         301,040
                                                                                         ---------       ---------

Packaged Foods                            CADBURY SCHWEPPES PLC ADR           5,000        120,200         165,200
                                          DEL MONTE FOODS CO COM             33,421        293,012         352,257
                                          HEINZ H J CO COM                   11,900        399,291         438,991
                                                                                         ---------       ---------
                                                                                           812,503         956,448
                                                                                         ---------       ---------

Personal Products                         KIMBERLY CLARK CORP COM             2,000        105,552         128,140
                                                                                         ---------       ---------

Soft Drinks                               PEPSICO INC COM                     4,000        216,254         199,400
                                                                                         ---------       ---------

  TOTAL CONSUMER STAPLES                                                                 3,711,080       4,275,907       2.85%
                                                                                         ---------       ---------      -----

ENERGY
Integrated Oil & Gas                      BP PLC SPONSORED ADR                7,300        352,450         411,428
                                          CHEVRONTEXACO CORP COM              4,400        319,718         420,860
                                          CONOCOPHILLIPS COM                 12,646        709,984         996,125
                                          EXXON MOBIL CORP COM               19,104        639,732         884,515
                                          IMPERIAL OIL LTD COM NEW            2,700         95,463         133,623
                                          ROYAL DUTCH PETE CO NY REG         14,200        744,041         714,260
                                          SHELL TRANS&TRAD PLC NEW Y         16,200        663,410         709,560
                                          TOTAL FINA S A SPONSORED A          6,000        444,924         584,100
                                                                                         ---------       ---------
                                                                                         3,969,722       4,854,471
                                                                                         ---------       ---------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
Oil & Gas Exploration & Production        AMERADA HESS CORP COM                 500         32,582          41,675
                                          ANADARKO PETE CORP COM                800         35,107          47,832
                                          APACHE CORP COM                     3,000        101,415         139,590
                                          DEVON ENERGY CORP NEW COM           8,500        497,553         574,065
                                          ENCANA CORP COM                     4,000        145,268         177,280
                                          ENERGEN CORP COM                      500         16,300          23,675
                                          ENERPLUS RES FD UNIT TR G           8,000        117,370         237,040
                                          MARATHON OIL CORP COM               3,000        111,408         112,110
                                          SUNCOR ENERGY INC COM               2,000         53,425          56,460
                                                                                        ----------      ----------
                                                                                         1,110,428       1,409,727
                                                                                        ----------      ----------

Oil & Gas Drilling                        POGO PRODUCING CO COM               3,000        144,341         132,390
                                                                                        ----------      ----------

Oil & Gas Equipment & Services            GULFTERRA ENERGY PRTNR COM         14,000        470,956         534,800
                                          OMI CORP NEW COM                    5,000         55,540          65,000
                                          PROVIDENT ENERGY TR TR UNI         12,000         98,976          94,800
                                          TEEKAY SHIPPNG MARS IS COM          2,000         73,020          77,560
                                          YPF SOCIEDAD ANONIMA SPON           3,000         99,919         121,170
                                                                                        ----------      ----------
                                                                                           798,411         893,330
                                                                                        ----------      ----------

Oil & Gas Refining & Marketing            ASHLAND INC COM                     5,600        169,017         292,712
                                          VALERO ENERGY CORP NEW COM          4,000        299,615         299,580
                                                                                        ----------      ----------
                                                                                           468,632         592,292
                                                                                        ----------      ----------

Pipeline                                  BUCKEYE PARTNERS L P UNIT           8,200        265,823         348,090
                                          CHESAPEAKE UTILS CORP COM           4,450         72,150         105,287
                                          KANEB PIPE LINE PARTNR SR           5,000        206,491         242,000
                                          KINDER MORGAN ENERGY UT LT         13,000        453,576         565,630
                                          NORTHERN BORDER PARTNR UNI          4,000        174,367         156,360
                                          ONEOK INC NEW COM                  28,000        513,882         588,000
                                          TEPPCO PARTNERS L P UT LTD         19,500        582,467         766,350
                                                                                        ----------      ----------
                                                                                         2,268,756       2,771,717
                                                                                        ----------      ----------

TOTAL ENERGY                                                                             8,760,290      10,653,927       7.11%
                                                                                        ----------      ----------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
FINANCIALS
Banks                                     ABN AMRO HOLDINGS ADR              20,746        318,666         432,762
                                          BANCO SANTANDER CENTRAL HI          6,000         51,020          56,760
                                          BANK OF AMERICA CORP COM            7,700        609,383         650,177
                                          BB&T CORP COM                       7,100        233,022         274,983
                                          COMERICA INC COM                    9,550        474,885         558,389
                                          FIRST BANCORP P R COM               3,750         84,551         159,188
                                          GOLDEN WEST FINL DEL COM            3,000        282,759         320,730
                                          INDYMAC BANCORP INC COM             3,000         76,216          99,660
                                          REGIONS FINANCIAL CORP COM         17,000        521,990         504,730
                                          US BANCORP DEL COM NEW             13,700        229,609         387,710
                                          WASHINGTON MUT INC COM             27,300        978,214       1,058,040
                                          WELLS FARGO & CO DEL COM            3,000        139,889         171,330
                                                                                         ---------       ---------
                                                                                         4,000,204       4,674,459
                                                                                         ---------       ---------

Consumer Finance                          CAPITAL ONE FINL CORP COM           2,500        172,549         171,200
                                          NEW CENTURY FINANCIAL COM           2,000         84,897          92,900
                                          THORNBURG MTG INC COM               4,000         97,370         110,920
                                                                                         ---------       ---------
                                                                                           354,816         375,020
                                                                                         ---------       ---------

Diversified Financial Services            ALLIANCE CAP MGMT HLDGS            26,300        884,349         880,687
                                          ALLIED CAP CORP COM                23,400        620,254         575,710
                                          CHICAGO MERCANTIL HLDG CL           6,000        630,208         751,775
                                          CITIGROUP INC COM                  10,133        390,071         446,664
                                          COMMERCE BANCORP NJ COM             2,000        128,780         100,380
                                          DORAL FINL CORP COM                 6,000        167,870         223,500
                                          FIRST AMERN CORP CALIF COM          6,000        148,868         161,160
                                          FREMONT GEN CORP COM                3,000         81,450          55,740
                                          FRIEDMAN BILLINGS RMSY CL          10,950         99,000         180,128
                                          HSBC HLDGS PLC SPON ADR NE          3,129        176,567         231,045
                                          ING GROEP N V SPONSORED AD         21,764        555,697         502,966
                                          MOODYS CORP COM                     2,000        119,055         135,300
                                          NATIONAL COMMERCE FINANCIA          3,500         81,260         113,750
                                          NOVASTAR FINL INC COM               4,000        155,884         153,640
                                          PIPER JAFFRAY COS COM                 137          3,324           5,583
                                                                                         ---------       ---------
                                                                                         4,242,637       4,518,028
                                                                                         ---------       ---------

Insurance                                 AEGON N V ORD AMER REG             38,544        630,519         437,089
                                          AXA SPONSORED ADR                  29,300        516,393         600,650
                                                                                         ---------       ---------
                                                                                         1,146,912       1,037,739
                                                                                         ---------       ---------

Multi Line Insurance                      AMERICAN INTL GROUP COM             1,800        140,148         127,170

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
                                          CIGNA CORP COM                     11,000        626,182         682,110
                                                                                         ---------       ---------
                                                                                           766,330         809,280
                                                                                         ---------       ---------

REITs                                     AVALONBAY CMNTYS INC COM            1,000         50,490          58,200
                                          BOSTON PROPERTIES INC COM           4,000        147,670         211,600
                                          BRE PROPERTIES INC CL A             6,700        157,948         232,155
                                          DUKE WEEKS REALTY CORP COM         10,000        237,400         307,600
                                          EQUITY RESIDENT PPTYS SH B          5,500        145,795         162,525
                                          GETTY RLTY CORP NEW COM            10,000        185,058         233,600
                                          HEALTH CARE REIT INC COM            6,000        157,400         193,620
                                          HEALTHCARE RLTY TR COM              4,000        140,030         144,480
                                          HOSPITALITY PPTYS TR COM S          6,600        158,067         263,208
                                          HRPT PROPERTIES TRUST              28,000        240,970         281,960
                                          KILROY RLTY CORP COM                7,300        152,564         258,420
                                          KIMCO REALTY CORP COM               5,100        124,449         245,310
                                          MILLS CORP COM                      5,000        141,180         228,000
                                          NEWCASTLE INVT CORP COM             4,000         92,708         113,160

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
                                          PROLOGIS TR SH BEN INT              7,000        194,970         238,280
                                          PUBLIC STORAGE INC COM              6,000        208,890         282,780
                                          SENIOR HSG PPTYS TR SH BEN         10,000        151,575         167,000
                                          SIMON PPTY GROUP NEW COM            4,800        130,092         247,728
                                          SOVRAN SELF STORAGE COM             6,000        137,595         232,740
                                          VORNADO RLTY TR SH BEN INT          4,000        144,772         232,360
                                          W P CAREY & CO LLC COM              5,000        114,600         161,500
                                          WEINGARTEN RLTY INVS SH BE          4,500        135,682         138,600
                                                                                        ----------      ----------
                                                                                         3,349,905       4,634,826
                                                                                        ----------      ----------

  TOTAL FINANCIALS                                                                      13,860,804      16,049,352       10.71%
                                                                                        ----------      ----------      ------

HEALTH CARE
Biotechnology                             AMGEN INC COM                       2,000        113,840         112,060
                                                                                        ----------      ----------

Health Care Distributors & Services       CARDINAL HEALTH INC COM             9,000        588,934         400,325
                                          EXPRESS SCRIPTS INC COM             2,000        157,110         128,700
                                          FIRST HEALTH GROUP CP COM           3,000         87,990          42,060
                                          LABORATORY AMER HLDGS COM           6,400        238,330         250,624
                                          PEDIATRIX MED GROUP COM             8,000        450,354         503,920
                                          QUEST DIAGNOSTICS INC COM           2,000        163,676         164,160
                                          RENAL CARE GROUP INC COM            7,500        175,630         238,950
                                          UNITEDHEALTH GROUP INC COM          3,000        189,670         186,750
                                                                                        ----------       ---------
                                                                                         2,051,694       1,915,489
                                                                                        ----------      ----------

Health Care Equipment                     BIOSITE INC COM                     3,000        105,229         132,170
                                          ICU MED INC COM                     7,000        201,347         194,600
                                          MEDTRONIC INC COM                   3,000        136,707         149,010
                                          POLYMEDICA CORP COM                 3,100         91,557          92,926
                                          POSSIS MEDICAL INC COM                500         14,203          14,300
                                                                                        ----------       ---------
                                                                                           549,043         583,006
                                                                                        ----------      ----------

Health Care Supplies                      BARD C R INC COM                    4,000        137,398         220,800
                                          COOPER COS INC. NEW                 6,000        314,704         352,650
                                          CUNO INC COM                        1,000         48,445          52,660
                                                                                        ----------       ---------
                                                                                           500,547         626,110
                                                                                        ----------      ----------

Managed Health Care                       COVENTRY HEALTH CARE COM            8,000        387,690         398,480
                                                                                        ----------       ---------

Pharmaceuticals                           ALCON INC COM SHS                   2,000        166,420         153,000
                                          AMERICAN PHARMACEU PTN COM          2,000         77,294          54,200
                                          ASTRAZENECA PLC SPONSORED           3,000        138,524         134,010

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
                                          BRADLEY PHARMACEUTICAL COM          5,000        144,340         117,450
                                          BRISTOL MYERS SQUIBB COM           26,200        711,488         599,730
                                          DR REDDYS LABS LTD ADR              8,000        210,908         135,520
                                          EON LABS INC COM                    2,000         57,420          58,240
                                          FOREST LABS INC COM                 5,500        401,203         276,345
                                          GLAXOSMITHKLINE PLC SPONSO          2,800        149,654         114,660
                                          IMPAX LABORATORIES INC COM          5,000        101,368          70,750
                                          MERCK & CO INC COM                 10,300        624,315         467,105
                                          MYLAN LABS INC COM                  1,500         34,700          22,230
                                          PFIZER INC COM                     11,600        287,339         370,361
                                          PHARMACIA CORP COM                      1             --              34
                                          QLT INC COM                         5,000         92,548          89,750
                                          SCHERING PLOUGH CORP COM           36,700        855,987         714,182
                                          TEVA PHARMACEUTCL INDS ADR          3,524        108,894         104,310
                                                                                         ---------       ---------
                                                                                         4,162,402       3,481,877
                                                                                         ---------       ---------

  TOTAL HEALTH CARE                                                                      7,765,216       7,117,022       4.75%
                                                                                         ---------       ---------      -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
INDUSTRIALS
Aerospace & Defense                       AAR CORP COM                        2,000          9,040          20,800
                                          BOEING CO COM                       8,200        324,836         416,150
                                          CURTISS WRIGHT CORP COM             5,000        149,310         268,750
                                          GENERAL DYNAMICS CORP COM           2,000        157,620         197,640
                                          INVISION TECHNOLOGIES COM           7,000        166,906         347,620
                                                                                         ---------       ---------
                                                                                           807,712       1,250,960

Air Freight & Logistics                   LANDSTAR SYS INC COM                3,000         88,971         149,430
                                                                                         ---------       ---------

Building Products                         CEMEX S A SPON ADR 5 ORD            3,132         87,634          86,760
                                                                                         ---------       ---------

Construction & Engineering                HALLIBURTON CO COM                  1,500         33,836          47,625
                                                                                         ---------       ---------

Diversified Commercial Services           SERVICEMASTER CO COM               30,000        353,307         350,400
                                                                                         ---------       ---------

Electrical Components & Equipment         EMERSON ELEC CO COM                11,800        614,866         716,260
                                          GENERAL ELEC CO COM                23,000        673,252         764,750
                                                                                         ---------       ---------
                                                                                         1,288,118       1,481,010
                                                                                         ---------       ---------

Employment & Educational Services         ITT EDUCATIONAL SVCS COM            5,000        213,086         159,000
                                                                                         ---------       ---------

Industrial Conglomerates                  3M COMPANY                          1,400         80,149         115,304
                                          FLUOR CORP NEW COM                 14,700        446,449         669,585
                                          TYCO INTL LTD NEW COM              31,000        502,508         960,100
                                          VISTEON CORP COM                   50,000        330,438         514,000
                                                                                         ---------       ---------
                                                                                         1,359,544       2,258,989
                                                                                         ---------       ---------

Industrial Machinery                      FEDERAL SIGNAL CORP COM            30,000        463,741         510,300
                                          FRANKLIN ELEC INC COM               3,000         82,710         113,550
                                          STANDEX INTL CORP COM              18,800        410,022         427,888
                                                                                         ---------       ---------
                                                                                           956,473       1,051,738
                                                                                         ---------       ---------

  TOTAL INDUSTRIALS                                                                      5,188,681       6,835,912       4.56%
                                                                                         ---------       ---------      -----

INFORMATION TECHNOLOGY
Application Software                      ELECTRONIC ARTS INC COM             3,500        182,900         173,355
                                          MICROSOFT CORP COM                 29,500        797,255         838,730
                                                                                         ---------       ---------
                                                                                           980,155       1,012,085
                                                                                         ---------       ---------

Computer Storage & Peripherals            DRS TECHNOLOGIES INC COM            6,500        165,182         232,180

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
                                          E M C CORP MASS COM                 3,000         44,220          31,020
                                                                                           -------         -------
                                                                                           209,402         263,200
                                                                                           -------         -------

Computer Hardware                         INTERNATIONAL BUS MACH COM          5,000        347,752         435,350
                                          SUN MICROSYSTEMS INC COM          109,800        516,845         433,710
                                          WESTERN DIGITAL CORP COM           10,000        119,170          70,100
                                                                                           -------         -------
                                                                                           983,767         939,160
                                                                                           -------         -------

Electronic Equipment & Instruments        AU OPTRONICS CORP SPONSORE          6,450        110,560          74,588
                                          CREE INC COM                       10,000        243,394         217,800
                                          HERLEY INDS INC DEL COM               500         10,510           9,400
                                          L-3 COMMUNICATNS HLDGS COM          2,000         92,420         122,300
                                          NEC CORP ADR                       10,000         63,080          63,100
                                                                                           -------         -------
                                                                                           519,964         487,188
                                                                                           -------         -------

Internet Software & Services              VELOCITYHSI INC COM                 1,140             --              --
                                                                                           -------         -------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
IT Consulting & Services                  AFFILIATED COMPUTER CL A            2,000        101,912         102,600
                                          CACI INTL INC CL A                  2,000         89,943          79,620
                                          COMPUTER SCIENCES CORP COM          3,500        156,615         165,375
                                          SUNGARD DATA SYS INC COM           11,000        294,559         255,360
                                          SYMANTEC CORP COM                   7,800        308,351         335,868
                                                                                         ---------       ---------
                                                                                           951,380         938,823
                                                                                         ---------       ---------

Networking Equipment                      CISCO SYS INC COM                   7,500        214,725         155,400
                                                                                         ---------       ---------

Semiconductors                            TAIWAN SEMICONDUCTOR SPONS         22,954        173,670         163,432
                                                                                         ---------       ---------

Semiconductor Equipment                   OMNIVISION TECHNOLOGIE COM          2,500         41,975          29,325
                                                                                         ---------       ---------

Systems Software                          ABB LTD SPONSORED ADR              20,000        111,600         110,400
                                                                                         ---------       ---------

Telecommunications Equipment              ALLTEL CORP COM                       200          9,182          10,400
                                          BCE INC COM                        22,000        442,141         461,340
                                          INTERDIGITAL COMMUNCTN COM          5,000        106,163          96,200
                                          RESEARCH IN MOTION LTD COM          2,000        132,186         123,140
                                                                                         ---------       ---------
                                                                                           689,672         691,080
                                                                                         ---------       ---------

  TOTAL INFORMATION TECHNOLOGY                                                           4,876,310       4,790,093       3.20%
                                                                                         ---------       ---------      -----

MATERIALS
Aluminum                                  ALCOA INC                           2,400         82,486          76,757
                                                                                         ---------       ---------

Diversified Chemicals                     AKZO NOBEL NV ADR                   6,000        232,541         198,900
                                                                                         ---------       ---------

Diversified Metals & Mining               ALLIANCE RES PARTNR LP UT           5,000        121,950         245,950
                                          BHP BILLITON LTD SPONSORED         12,000        217,792         221,760
                                          NORTH AMERN PALLADIUM COM          15,000        136,691         123,000
                                          SOUTHERN PERU COPPER COM            2,500         99,167          97,825
                                                                                         ---------       ---------
                                                                                           575,600         688,535
                                                                                         ---------       ---------

Gold                                      NEWMONT MINING CORP COM             9,000        268,250         364,230
                                                                                         ---------       ---------

  TOTAL MATERIALS                                                                        1,158,877       1,328,422       0.89%
                                                                                         ---------       ---------      -----

TELECOMMUNICATION SERVICES
Integrated Telecommunication Services     BELLSOUTH CORP COM                 33,800        986,213         915,642

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                                                       Percent
Sectors and                                                                  Shares                        Market       of Net
Industries                                Company Name                        Held          Cost           Value        Assets
COMMON STOCKS:
                                          NIPPON TELEG & TEL SPONSOR         11,000        265,382         270,820
                                          SBC COMMUNICATIONS INC COM         20,000        502,680         506,800
                                          TELEFONOS DE MEXICO SA SPO         15,000        534,777         463,200
                                          VERIZON COMMUNICATIONS COM          6,000        242,353         231,240
                                                                                        ----------      ----------
                                                                                         2,531,405       2,387,702
                                                                                        ----------      ----------

Telecommunications Equipment              AMERICAN TOWER CORP CL A            3,000         46,140          43,380
                                                                                        ----------      ----------

Wireless Telecommunication Services       NEXTEL COMMUNICATIONS CL A          3,000         69,750          68,280
                                                                                        ----------      ----------

  TOTAL TELECOMMUNICATIONS SERVICES                                                      2,647,295       2,499,362        1.67%
                                                                                        ----------      ----------      ------

UTILITIES
Electric Utilities                        CONSTELLATION ENERGY COM           14,500        395,579         558,975
                                          DOMINION RES INC VA COM             7,000        385,662         444,220
                                          DUKE ENERGY CORP COM                3,000         56,402          64,500
                                          DUKE ENERGY CORP CORP UNIT         20,000        397,650         273,400
                                          EXELON CORP COM                    13,400        334,772         467,660
                                          FIRSTENERGY CORP COM                4,000        119,307         156,400
                                          FPL GROUP INC COM                   5,500        316,586         370,315
                                          MDU RES GROUP INC COM               5,250         88,685         128,363
                                          NATIONAL FUEL GAS N J COM          10,000        224,736         255,400
                                          SOUTH JERSEY INDS INC COM           2,700         86,549         122,607
                                          TECO ENERGY INC COM                49,000        721,035         632,100
                                                                                        ----------      ----------
                                                                                         3,126,963       3,473,940
                                                                                        ----------      ----------

Gas Utilities                             ATMOS ENERGY CORP COM              10,000        219,680         251,700
                                          QUESTAR CORP COM                    7,500        234,832         307,350
                                                                                        ----------      ----------
                                                                                           454,512         559,050
                                                                                        ----------      ----------

Multi Utilities & Unregulated Power       AQUA AMERICA INC COM               13,515        261,089         262,867
                                          NSTAR COM                           3,000        119,910         140,400
                                          SEMPRA ENERGY COM                   5,000        133,819         178,750
                                          SOUTHERN CO COM                     4,000        118,680         117,120
                                          UGI CORP NEW COM                    5,000        147,196         161,950
                                                                                        ----------      ----------
                                                                                           780,694         861,087
                                                                                        ----------      ----------

Water Utilities                           SOUTHWEST WTR CO COM                7,788         74,038          99,297
                                                                                        ----------      ----------

  TOTAL UTILITIES                                                                        4,436,207       4,993,374        3.33%
                                                                                        ----------      ----------      ------

TOTAL INVESTMENTS IN COMMON STOCKS                                                      56,943,053      63,093,020       42.11%
                                                                                        ----------      ----------      ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                         Percent
                                  Shares                      Market      of Net
Company Name                       Held           Cost         Value      Assets

PREFERRED STOCKS:
BELLSOUTH CAP FDG CORP QUI         15,000        383,660      374,550
CADBURY SCHWEPPES DEL PFD           9,700        246,894      251,424
GRAND MET DEL L P PFD GTD           9,000        244,800      228,780
LEARNINGSTATION.COM             1,224,661        500,000      300,000
NATIONAL WESTMINSTER SPON           9,600        249,792      250,272
                                               ---------    ---------

TOTAL PREFERRED STOCKS                         1,625,146    1,405,026      0.94%
                                               ---------    ---------      ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2004
================================================================================

                                                                                           Market           Percent of
Industries                           Company Name                   Cost                    Value           Net Assets
Short-term Investments       Evergreen Money Market Fund        $ 5,263,747             $   5,263,747
                             Parkway Bank CD                        125,000                   125,000
                                                                -----------             -------------
                                                                $ 5,388,747             $   5,388,747           3.60%
                                                                ===========             -------------          -----

TOTAL INVESTMENTS - MARKET VALUE                                                        $ 132,113,565          88.51%
                                                                                        =============          =====

Aggregate gross unrealized appreciation of security values                              $  16,744,123
Aggregate gross unrealized depreciation of security values                                 (5,535,598)
                                                                                        -------------
Net appreciation of security values                                                        11,208,525
Tax cost of securities                                                                    120,905,040
                                                                                        -------------

Total market value of securities                                                        $ 132,113,565
                                                                                        =============

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
July 31, 2004
================================================================================

                                                 Number of         Amount of Equity
                                              Shares Held At         In Net Profit           Amount of         Value at
                                                 July 31,          And Loss for the          Dividends         July 31,
Issuer                                             2004                 Period                  (1)              2004
Broyhill Industries, Inc. - wholly owned
  subsidiary                                       1,000              $    (3,025)          $        --      $   589,293

P. B. Realty, Inc. - wholly owned
  subsidiary                                       1,000                1,098,035                    --       19,377,557
                                                                      -----------           -----------      -----------

TOTAL                                                                 $ 1,095,010           $        --      $19,966,850
                                                                      ===========           ===========      ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
September 22, 2004

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
September 22, 2004